Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Net Exposure to Reinsurance Receivables and Recoverable

The following table shows the net exposure to reinsurance receivables and recoverable at December 31:

	2014	2013
Reinsurance receivables	$60	126
Reinsurance recoverable	3,091	2,501
Reinsurance payables	(60)	(64)

Net reinsurance exposure	$3,091	2,563